Fair Value Information - Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Hedging financial liabilities	$ 0	$ 0	$ 2
Fair value on a recurring basis [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	1,214		1,005
Hedging financial assets	3		1
Financial assets at FVOCI	6,806		4,667
Hedging financial liabilities	0		2
Fair value on a recurring basis [Member] | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	3		0
Financial liabilities at FVTPL	0
Fair value on a recurring basis [Member] | Listed and Emerging Stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVOCI	316		126
Fair value on a recurring basis [Member] | Non-listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	641		661
Financial assets at FVOCI	6,490		4,541
Fair value on a recurring basis [Member] | Limited Partnership [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	500		307
Fair value on a recurring basis [Member] | Other Investing Agreements [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	70		37
Fair value on a recurring basis [Member] | Level 1 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Hedging financial assets	0		0
Financial assets at FVOCI	316		126
Hedging financial liabilities	0		0
Fair value on a recurring basis [Member] | Level 1 [Member] | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Financial liabilities at FVTPL	0
Fair value on a recurring basis [Member] | Level 1 [Member] | Listed and Emerging Stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVOCI	316		126
Fair value on a recurring basis [Member] | Level 1 [Member] | Non-listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Financial assets at FVOCI	0		0
Fair value on a recurring basis [Member] | Level 1 [Member] | Limited Partnership [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Fair value on a recurring basis [Member] | Level 1 [Member] | Other Investing Agreements [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Fair value on a recurring basis [Member] | Level 2 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	3		0
Hedging financial assets	3		1
Financial assets at FVOCI	0		0
Hedging financial liabilities	0		2
Fair value on a recurring basis [Member] | Level 2 [Member] | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	3		0
Financial liabilities at FVTPL	0
Fair value on a recurring basis [Member] | Level 2 [Member] | Listed and Emerging Stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVOCI	0		0
Fair value on a recurring basis [Member] | Level 2 [Member] | Non-listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Financial assets at FVOCI	0		0
Fair value on a recurring basis [Member] | Level 2 [Member] | Limited Partnership [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Fair value on a recurring basis [Member] | Level 2 [Member] | Other Investing Agreements [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Fair value on a recurring basis [Member] | Level 3 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	1,211		1,005
Hedging financial assets	0		0
Financial assets at FVOCI	6,490		4,541
Hedging financial liabilities	0		0
Fair value on a recurring basis [Member] | Level 3 [Member] | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Financial liabilities at FVTPL	0
Fair value on a recurring basis [Member] | Level 3 [Member] | Listed and Emerging Stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVOCI	0		0
Fair value on a recurring basis [Member] | Level 3 [Member] | Non-listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	641		661
Financial assets at FVOCI	6,490		4,541
Fair value on a recurring basis [Member] | Level 3 [Member] | Limited Partnership [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	500		307
Fair value on a recurring basis [Member] | Level 3 [Member] | Other Investing Agreements [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	$ 70		$ 37